Cover	May 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
Entity File Number	001-40255
Entity Registrant Name	WILLIAM PENN BANCORPORATION
Entity Central Index Key	0001828376
Entity Tax Identification Number	85-3898797
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	10 Canal Street
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bristol
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19007
City Area Code	267
Local Phone Number	540-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WMPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false